Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	$ 43	$ 70
Expenses in respect of variable lease payments	23	8
Total cash outflow for leases	$ 212	$ 209